Virtus Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—7.8%
Advance Auto Parts, Inc.	320,000	$58,717
BorgWarner, Inc.	375,000	17,385
Darden Restaurants, Inc.	125,000	17,750
Foot Locker, Inc.	1,025,000	57,656
VF Corp.	680,000	54,346
Wyndham Hotels & Resorts, Inc.	929,100	64,832
		270,686

Energy—2.5%
EOG Resources, Inc.	1,200,000	87,036
Financials—11.2%
Berkley (W.R.) Corp.	585,000	44,080
Capital One Financial Corp.	830,000	105,601
Hartford Financial Services Group, Inc. (The)	300,000	20,037
Progressive Corp. (The)	370,000	35,376
Raymond James Financial, Inc.	385,000	47,186
Signature Bank	345,000	78,004
Synchrony Financial	1,400,000	56,924
		387,208

Health Care—12.5%
Agilent Technologies, Inc.	720,000	91,541
Humana, Inc.	315,000	132,064
PerkinElmer, Inc.	750,000	96,217
Zimmer Biomet Holdings, Inc.	700,000	112,056
		431,878

Industrials—20.9%
Dover Corp.	350,000	47,996
Hubbell, Inc.	260,000	48,592
L3Harris Technologies, Inc.	350,000	70,938
Nordson Corp.	450,000	89,406
Oshkosh Corp.	400,000	47,464
Parker-Hannifin Corp.	205,000	64,663
Republic Services, Inc.	815,000	80,970
Rexnord Corp.	930,000	43,794
	Shares	Value

Industrials—continued
Rockwell Automation, Inc.	255,000	$67,687
Stanley Black & Decker, Inc.	375,000	74,876
Vertiv Holdings Co.	2,100,000	42,000
Woodward, Inc.	375,000	45,236
		723,622

Information Technology—21.3%
Citrix Systems, Inc.	635,000	89,129
Dolby Laboratories, Inc. Class A	500,000	49,360
Global Payments, Inc.	575,000	115,908
Jack Henry & Associates, Inc.	375,000	56,895
KLA Corp.	290,000	95,816
Marvell Technology Group Ltd.	1,685,000	82,531
Motorola Solutions, Inc.	615,000	115,651
NXP Semiconductors NV	650,000	130,871
		736,161

Materials—12.9%
Air Products and Chemicals, Inc.	185,000	52,048
Ashland Global Holdings, Inc.	800,000	71,016
Celanese Corp.	500,000	74,905
FMC Corp.	550,000	60,836
Freeport-McMoRan, Inc.(1)	2,300,000	75,739
International Flavors & Fragrances, Inc.	435,000	60,730
PPG Industries, Inc.	335,000	50,337
		445,611

Real Estate—3.9%
AvalonBay Communities, Inc.	185,000	34,134
SBA Communications, Corp.	365,000	101,306
		135,440

Utilities—6.3%
Ameren Corp.	660,000	53,698
CMS Energy Corp.	900,000	55,098
	Shares	Value

Utilities—continued
Eversource Energy	650,000	$56,283
Sempra Energy	400,000	53,032
		218,111

Total Common Stocks (Identified Cost $2,800,842)		3,435,753

Total Long-Term Investments—99.3% (Identified Cost $2,800,842)		3,435,753

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	21,892	22
Total Short-Term Investment (Identified Cost $22)		22

TOTAL INVESTMENTS—99.3% (Identified Cost $2,800,864)		$3,435,775
Other assets and liabilities, net—0.7%		22,897
NET ASSETS—100.0%		$3,458,672

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Netherlands	4
Bermuda	2
Total	100%
† % of total investments as of March 31, 2021.
See Notes to Schedule of Investments

Virtus Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,435,753	$3,435,753
Money Market Mutual Fund	22	22
Total Investments	$3,435,775	$3,435,775
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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